Credit Suisse High Yield Bond Fund

Schedule of Investments

January 31, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (94.6%)
Aerospace & Defense (1.4%)
$1,250	TransDigm, Inc., Global Company Guaranteed Notes (Callable 03/15/22 @ 103.75)	(B-, B3)	03/15/27	7.500	$1,371,062
1,940	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/22 @ 103.13)(1)	(B+, Ba3)	03/15/26	6.250	2,095,926
300	Triumph Group, Inc., Rule 144A, Secured Notes (Callable 09/15/20 @ 103.13)(1)	(B+, B3)	09/15/24	6.250	310,060

					3,777,048

Auto Parts & Equipment (2.9%)
2,650	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(B-, B3)	11/15/26	5.625	2,464,096
1,000	Delphi Technologies PLC, Rule 144A, Company Guaranteed Notes(1),(2)	(BB-, B2)	10/01/25	5.000	1,110,000
3,430	Panther Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(B, B3)	05/15/27	8.500	3,693,595
500	Panther Finance Co., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/22 @ 103.13)(1)	(B+, Ba3)	05/15/26	6.250	537,238

					7,804,929

Brokerage (1.4%)
3,450	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(1)	(BB, B1)	09/15/25	5.750	3,605,215

Building & Construction (0.9%)
600	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/22 @ 103.75)(1)	(B+, B3)	02/15/25	7.500	618,000
1,591	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.81)(1)	(BB, B1)	05/01/26	5.625	1,663,148

					2,281,148

Building Materials (6.6%)
2,225	BMC East LLC, Rule 144A, Senior Secured Notes (Callable 02/18/20 @ 104.13)(1)	(BB, B1)	10/01/24	5.500	2,298,236
675	Core & Main LP, Rule 144A, Senior Unsecured Notes (Callable 08/15/20 @ 103.06)(1)	(B-, Caa2)	08/15/25	6.125	695,155
1,570	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88)(1)	(B+, B3)	02/01/28	5.750	1,672,596
1,970	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB, Ba1)	01/15/28	5.000	2,058,743
2,500	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.44)(1)	(BB-, B1)	12/15/27	4.875	2,594,619
4,900	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/18/20 @ 100.00)(1)	(CCC, Caa1)	08/15/20	12.000	4,865,149
3,540	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 03/02/20 @ 102.25)(1)	(CCC+, Caa1)	05/15/23	9.000	3,469,200

					17,653,698

Cable & Satellite TV (6.7%)
2,065	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 02/18/20 @ 101.66)(1)	(B, B2)	02/15/23	6.625	2,105,443
2,300	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(B, B2)	05/15/26	7.500	2,462,265
1,315	CSC Holdings LLC, Global Senior Unsecured Notes	(B, B3)	06/01/24	5.250	1,422,942
750	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB, Ba3)	02/01/28	5.375	796,742
450	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/11/20 @ 102.69)(1)	(BB, Ba3)	07/15/23	5.375	460,523
525	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB, Ba3)	04/15/27	5.500	558,128
800	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB, Ba3)	10/15/25	6.625	846,592
840	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B, B3)	10/15/25	10.875	932,043
1,555	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 102.69)(1)	(B, B3)	08/15/27	5.375	1,648,840
1,600	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,712,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV
$1,000	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 102.50)(1),(3)	(BB-, Ba3)	04/15/27	5.000	$1,395,577
3,250	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(B+, B1)	01/15/27	5.500	3,451,013

					17,792,108

Chemicals (5.0%)
2,100	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/02/20 @ 103.13)(1)	(CCC+, Caa1)	02/01/25	6.250	2,155,125
2,000	Atotech Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 03/02/20 @ 102.00)(1),(4)	(CCC+, Caa1)	06/01/23	8.750	2,041,030
2,200	Ingevity Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	2,228,264
1,000	Nufarm Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(1)	(BB-, B1)	04/30/26	5.750	972,848
272	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(1),(5),(6),(7),(8)	(NR, NR)	05/01/18	9.000	3,667
950	Starfruit U.S. Holdco LLC, Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 104.00)(1)	(B-, Caa1)	10/01/26	8.000	988,024
1,200	Starfruit U.S. Holdco LLC, Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 103.25)(1),(9)	(B-, Caa1)	10/01/26	6.500	1,401,765
1,250	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(1)	(B, B3)	04/15/26	6.500	1,246,906
2,625	Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.31)(1)	(BB-, B2)	07/15/25	5.750	2,408,437

					13,446,066

Consumer/Commercial/Lease Financing (1.0%)
2,600	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(1)	(B+, Ba3)	02/01/28	4.750	2,645,604

Diversified Capital Goods (1.5%)
2,050	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	03/01/23	5.500	2,178,976
250	Anixter, Inc., Global Company Guaranteed Notes (Callable 09/01/25 @ 100.00)	(BB, Ba3)	12/01/25	6.000	265,729
1,500	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(1)	(B+, B2)	10/01/26	6.125	1,646,771

					4,091,476

Electronics (1.8%)
2,625	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(1)	(BB, Ba2)	02/10/26	4.625	2,715,169
1,800	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes(1)	(BB+, Ba3)	10/01/25	5.000	1,952,253

					4,667,422

Energy - Exploration & Production (2.3%)
1,200	Laredo Petroleum, Inc., Company Guaranteed Notes (Callable 01/15/23 @ 107.59)	(B+, B3)	01/15/28	10.125	1,073,820
2,718	Talos Production Finance, Inc., Global Secured Notes (Callable 03/02/20 @ 105.50)	(NR, NR)	04/03/22	11.000	2,820,520
2,500	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/01/20 @ 104.88)(1)	(B+, B3)	11/01/23	9.750	2,373,225

					6,267,565

Environmental (0.2%)
625	GFL Environmental, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.56)(1)	(B+, B1)	12/15/26	5.125	645,219

Forestry & Paper (0.3%)
800	Norbord, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/22 @ 102.88)(1)	(BB+, Ba1)	07/15/27	5.750	842,278

Gaming (5.3%)
825	Boyd Gaming Corp., Global Company Guaranteed Notes (Callable 08/15/21 @ 103.00)	(B+, B3)	08/15/26	6.000	878,912
2,500	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, Ba3)	01/15/28	4.750	2,579,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Gaming
$3,405	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/02/20 @ 104.13)(1)	(CCC+, Caa1)	03/01/24	8.250	$3,556,812
3,250	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/02/20 @ 103.38)(1)	(CCC+, B3)	10/15/24	6.750	3,348,117
2,200	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 03/02/20 @ 105.91)(1)	(B, B2)	02/01/24	7.875	2,337,962
1,250	MGP Finance Co-Issuer, Inc., Global Company Guaranteed Notes (Callable 11/01/26 @ 100.00)	(BB-, B1)	02/01/27	5.750	1,392,188

					14,093,616

Gas Distribution (2.2%)
1,125	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(B+, B1)	05/15/26	6.250	1,077,444
2,750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 03/02/20 @ 102.81)	(B+, B1)	06/15/24	5.625	2,682,391
2,000	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/05/20 @ 104.50)(1)	(BB, B1)	08/01/24	6.000	2,095,380

					5,855,215

Health Facilities (2.1%)
1,250	HCA, Inc., Company Guaranteed Notes (Callable 03/01/28 @ 100.00)	(BB-, Ba2)	09/01/28	5.625	1,450,750
2,750	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(1)	(CCC+, Caa2)	02/01/28	9.250	2,866,875
455	Sabra Health Care LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Ba1)	08/15/26	5.125	497,981
775	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 105.00)(1)	(CCC, Caa2)	04/15/27	10.000	864,394

					5,680,000

Health Services (0.5%)
1,400	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/17/20 @ 103.84)(1)	(BB-, Ba2)	10/01/24	5.125	1,447,831

Insurance Brokerage (3.9%)
1,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	1,094,872
3,530	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	3,468,190
1,200	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	1,275,417
3,910	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	3,986,245
450	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 104.00)(1)	(CCC+, Caa2)	07/15/25	8.000	468,052

					10,292,776

Investments & Misc. Financial Services (1.5%)
3,700	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(1)	(B, B2)	05/01/26	8.000	4,038,911

lnvestments & Misc. Financial Services (0.3%)
690	AG Issuer LLC, Rule 144A(1)	(B, B1)	03/01/28	6.250	690,000

Machinery (1.1%)
150	Granite U.S. Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.50)(1)	(B-, Caa1)	10/01/27	11.000	157,552
350	Harsco Corp. Rule 144A, Company Guaranteed Notes (Callable 07/31/22 @ 102.88)(1)	(BB-, Ba2)	07/31/27	5.750	358,759
2,485	Rexnord LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.44)(1)	(BB-, B1)	12/15/25	4.875	2,546,727

					3,063,038

Media - Diversified (0.4%)
750	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	742,761

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Media - Diversified
$375	National CineMedia LLC, Rule 144A, Senior Secured Notes (Callable 04/15/23 @ 102.94)(1)	(B+, Ba3)	04/15/28	5.875	$392,682

					1,135,443

Media Content (1.9%)
1,387	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31)(1),(2)	(B, B2)	08/15/27	6.625	1,299,411
925	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(1)	(BB, Ba2)	08/15/26	5.375	923,128
750	Netflix, Inc., Global Senior Unsecured Notes	(BB-, Ba3)	02/15/25	5.875	842,501
800	Netflix, Inc., Global Senior Unsecured Notes	(BB-, Ba3)	11/15/28	5.875	902,400
898	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	968,044

					4,935,484

Metals & Mining - Excluding Steel (3.4%)
2,200	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(1)	(BB, Ba2)	01/15/24	4.875	2,215,587
2,150	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 105.16)(1)	(B-, NR)	03/01/26	6.875	2,078,727
900	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/23 @ 102.31)(1)	(BB+, Ba3)	03/01/28	4.625	919,665
500	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(B+, B2)	01/30/30	4.750	503,138
3,925	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 03/02/20 @ 104.38)(1),(8)	(B-, B3)	06/15/22	8.750	3,465,037

					9,182,154

Oil Field Equipment & Services (1.8%)
300	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/02/20 @ 100.00)(1)	(CCC+, Caa1)	05/15/21	7.250	209,370
700	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/01/20 @ 109.88)(1)	(CCC+, Caa1)	04/01/22	9.875	488,468
2,580	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/02/20 @ 101.53)	(CC, Caa2)	03/15/22	6.125	599,850
3,750	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(1)	(B-, Caa1)	02/15/25	8.250	3,496,838

					4,794,526

Packaging (3.1%)
1,000	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(1)	(B, B3)	02/15/25	6.000	1,047,500
650	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 02/01/21 @ 103.56)	(BB-, Ba3)	02/01/26	4.750	675,478
2,500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 03/02/20 @ 103.44)(1)	(CCC+, Caa2)	01/15/25	6.875	2,515,600
3,400	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(BB-, Ba3)	10/15/25	4.875	3,491,375
500	Trivium Packaging Finance B.V., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.75)(1)	(B+, B2)	08/15/26	5.500	527,812

					8,257,765

Personal & Household Products (1.0%)
2,000	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.44)(1),(5)	(NR, Wr)	03/15/25	8.875	25,000
200	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 104.41)(1)	(BB-, B1)	12/15/27	5.875	210,600
1,822	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(1)	(BB-, B1)	12/31/25	6.750	1,957,894
550	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/02/20 @ 103.19)(1)	(B+, B3)	03/01/24	6.375	568,334

					2,761,828

Pharmaceuticals (4.1%)
325	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.63)(1)	(B, B3)	01/30/30	5.250	331,906

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Pharmaceuticals
$169	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 03/02/20 @ 101.47)(1)	(B, B3)	05/15/23	5.875	$170,584
2,000	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/24 @ 103.63)(1)	(B, B3)	05/30/29	7.250	2,258,120
2,850	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 03/15/20 @ 103.50)(1)	(BB, Ba2)	03/15/24	7.000	2,960,537
410	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 03/02/20 @ 103.00)(1)	(CCC+, Caa2)	07/15/23	6.000	314,671
300	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 03/02/20 @ 103.00)(1)	(CCC+, Caa2)	02/01/25	6.000	208,593
1,350	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 04/15/20 @ 102.94)(1)	(B+, B1)	10/15/24	5.875	1,343,810
1,250	Horizon Therapeutics U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.13)(1)	(BB-, B1)	08/01/27	5.500	1,335,188
2,619	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B, B3)	12/15/24	4.375	2,024,265

					10,947,674

Real Estate Development & Management (1.0%)
2,500	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	2,743,392

Real Estate Investment Trusts (1.9%)
3,000	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, Ba3)	05/01/25	5.250	3,081,255
1,500	iStar, Inc., Senior Unsecured Notes (Callable 03/02/20 @ 102.63)	(BB, Ba3)	09/15/22	5.250	1,535,157
370	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3)	12/15/21	5.000	380,082

					4,996,494

Recreation & Travel (5.3%)
1,950	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(1)	(B, B1)	05/01/25	7.250	2,121,434
2,000	Canada’s Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(BB-, B1)	04/15/27	5.375	2,122,855
1,575	Cedar Fair LP, Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.63)(1)	(BB-, B1)	07/15/29	5.250	1,664,539
1,300	Merlin Entertainments PLC, Rule 144A, Company Guaranteed Notes (Callable 03/17/26 @ 100.00)(1)	(B+, Ba3)	06/15/26	5.750	1,423,952
1,000	Motion Bondco DAC, Rule 144A, Senior Secured Notes (Callable 11/15/22 @ 103.31)(1),(2)	(B-, B3)	11/15/27	6.625	1,067,500
2,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 03/02/20 @ 103.66)(1)	(BB-, B2)	07/31/24	4.875	2,200,170
600	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB-, B2)	04/15/27	5.500	622,200
2,835	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(1)	(BB+, B1)	11/01/27	4.875	2,863,350

					14,086,000

Restaurants (1.1%)
2,750	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/15/20 @ 102.50)(1)	(B+, B2)	10/15/25	5.000	2,842,909

Software - Services (4.7%)
1,000	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	1,051,278
1,529	Epicor Software Corp., Rule 144A, Secured Notes (Callable 03/02/20 @ 100.00), LIBOR 3M + 7.250%(1),(10)	(CCC, Caa2)	06/30/23	9.190	1,529,019
1,593	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.63)(1)	(BB-, B1)	12/01/27	5.250	1,673,606
1,800	Infor U.S., Inc., Company Guaranteed Notes (Callable 02/18/20 @ 101.44)(9)	(CCC+, Caa1)	05/15/22	5.750	2,028,871
240	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.13)(1)	(CCC+, Caa1)	02/01/28	8.250	247,200
235	Presidio Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/23 @ 102.44)(1)	(B, B1)	02/01/27	4.875	235,405
3,975	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/02/20 @ 105.25)(1)	(CCC+, Caa1)	03/01/24	10.500	4,216,819

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Software - Services
$1,500	SS&C Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/30/22 @ 104.13)(1)	(B+, B2)	09/30/27	5.500	$1,589,512

					12,571,710

Specialty Retail (1.9%)
1,425	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/30/21 @ 104.25)(1)	(B, B2)	10/30/25	8.500	1,513,471
1,403	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/20 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	1,452,687
2,500	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(1)	(NR, B3)	05/01/25	7.500	2,032,288

					4,998,446

Steel Producers/Products (0.6%)
725	Allegheny Technologies, Inc., Global Senior Unsecured Notes (Callable 12/01/22 @ 102.94)	(B, B2)	12/01/27	5.875	739,754
800	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 03/02/20 @ 104.94)(1)	(B+, B2)	06/15/23	9.875	843,500

					1,583,254

Support - Services (4.9%)
50	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	46,126
1,190	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/20 @ 103.84)(1)	(BB-, B1)	04/01/25	5.125	1,239,581
2,465	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(1)	(B, B2)	07/31/26	7.125	2,577,811
1,950	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(1)	(B+, B3)	06/01/25	5.125	2,004,434
925	Korn Ferry, Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.31)(1)	(BB, Ba3)	12/15/27	4.625	930,874
1,730	Tempo Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/20 @ 103.38)(1)	(CCC+, Caa1)	06/01/25	6.750	1,794,858
445	United Rentals North America, Inc., Company Guaranteed Notes (Callable 01/15/23 @ 102.44)	(BB-, Ba3)	01/15/28	4.875	464,736
2,864	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1)	(B, Wr)	05/01/25	7.875	2,226,731
1,753	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/20 @ 103.44)(1)	(B, B3)	08/15/23	6.875	1,846,339

					13,131,490

Tech Hardware & Equipment (1.7%)
1,750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(B-, B3)	03/15/27	5.000	1,592,544
1,950	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 06/15/20 @ 103.00)(1)	(B-, B3)	06/15/25	6.000	1,872,000
675	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/22 @ 104.13)(1)	(B-, B3)	03/01/27	8.250	694,811
250	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/22 @ 103.00)(1)	(B+, Ba3)	03/01/26	6.000	262,656

					4,422,011

Telecom - Wireline Integrated & Services (3.1%)
650	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B, B2)	05/01/26	7.375	693,504
420	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BBB-, Ba1)	05/15/27	5.375	455,973
135	GCI LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/21 @ 103.31)(1)	(B, B3)	06/15/24	6.625	145,856
4,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/02/20 @ 105.91)(1)	(CCC, Caa1)	12/31/24	7.875	3,130,000
2,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	2,118,780
1,676	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(1)	(BB, B1)	11/15/25	4.750	1,737,451

					8,281,564

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Theaters & Entertainment (3.0%)
$2,995	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)(2)	(CCC+, B3)	05/15/27	6.125	$2,553,312
1,490	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)	(CCC+, B3)	11/15/26	5.875	1,292,311
1,000	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 03/02/20 @ 101.63)	(BB, B2)	06/01/23	4.875	1,014,990
2,200	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/06/20 @ 103.66)(1)	(B+, Ba3)	11/01/24	4.875	2,279,398
400	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 104.22)(1)	(B+, Ba3)	03/15/26	5.625	427,139
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/22 @ 103.56)(1)	(B+, Ba3)	10/15/27	4.750	515,325

					8,082,475

Transport Infrastructure/Services (0.8%)
3,150	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 03/03/20 @ 100.00)(1)	(B, Caa2)	08/15/22	11.250	2,119,358

TOTAL CORPORATE BONDS (Cost $252,108,216)					252,555,140

BANK LOANS (31.7%)
Advertising (0.2%)
598	Southern Graphics, Inc., LIBOR 1M + 3.250%(10)	(CCC+, B3)	12/31/22	4.895	376,529
850	Southern Graphics, Inc., LIBOR 1M + 7.500%(8),(10)	(CCC-, Caa3)	12/31/23	9.145	234,600

					611,129

Aerospace & Defense (0.7%)
1,902	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.000%(10)	(CCC+, B3)	11/28/21	6.904	1,911,579

Auto Parts & Equipment (0.9%)
971	Dayco Products LLC, LIBOR 3M + 4.250%(6),(10)	(B-, B3)	05/19/23	6.159	878,629
1,764	Jason, Inc., LIBOR 3M + 4.500%(8),(10)	(CCC+, Caa1)	06/30/21	6.445	1,426,782

					2,305,411

Beverages (0.5%)
2,000	The Winebow Group, Inc., LIBOR 1M + 7.500%(8),(10)	(CCC-, Caa2)	01/02/22	9.145	1,353,330

Building & Construction (0.2%)
500	TRC Companies, Inc., LIBOR 1M + 5.000%(10)	(B, B2)	06/21/24	6.645	501,355

Building Materials (1.6%)
2,000	Airxcel, Inc., LIBOR 1M + 8.750%(8),(10)	(CCC+, Caa2)	04/27/26	10.395	1,803,340
2,475	LBM Borrower LLC, LIBOR 1M + 3.750%(10)	(B+, B2)	08/20/22	5.395	2,491,746

					4,295,086

Chemicals (4.4%)
2,244	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(10)	(BB-, B1)	08/27/26	7.195	2,261,208
375	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(6),(8),(10)	(CCC, Caa2)	11/18/24	9.645	361,875
1,491	PMHC II, Inc., LIBOR 3M + 3.500%(10)	(CCC+, Caa1)	03/31/25	5.445	1,364,758
2,475	Polar U.S. Borrower LLC, LIBOR 3M + 4.750%(6),(10)	(B, B2)	10/15/25	6.625	2,465,719
1,772	UTEX Industries, Inc., LIBOR 1M + 4.000%(10)	(CCC, Caa1)	05/22/21	5.645	1,520,931
2,000	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(8),(10)	(CCC, Caa2)	10/27/25	10.159	1,747,500
2,462	Zep, Inc., LIBOR 3M + 4.000%(10)	(CCC+, Caa1)	08/12/24	5.945	1,955,000

					11,676,991

Diversified Capital Goods (2.1%)
3,700	Cortes NP Acquisition Corp., LIBOR 1M + 4.000%(10)	(B+, B2)	11/30/23	5.645	3,702,312
2,045	Dynacast International LLC, LIBOR 3M + 8.500%(8),(10)	(CCC+, Caa2)	01/30/23	10.445	1,959,366

					5,661,678

Electronics (1.6%)
1,000	CPI International, Inc., LIBOR 1M + 7.250%(10)	(CCC+, Caa2)	07/26/25	8.895	963,750
750	EXC Holdings III Corp., LIBOR 3M + 7.500%(6),(10)	(CCC+, Caa2)	12/01/25	9.408	735,000
2,460	Oberthur Technologies S.A., LIBOR 3M + 3.750%(10)	(B-, B3)	01/10/24	5.695	2,430,855

					4,129,605

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Energy - Exploration & Production (0.4%)
$2,535	PES Holdings LLC, LIBOR 3M + 6.990%(5),(10)	(NR, NR)	12/31/22	6.990	$1,053,160

Food - Wholesale (0.6%)
1,716	United Natural Foods, Inc., LIBOR 1M + 4.250%(10)	(B, B3)	10/22/25	5.895	1,543,881

Gas Distribution (1.7%)
2,078	BCP Renaissance Parent LLC, LIBOR 2M + 3.500%(10)	(B+, B1)	10/31/24	5.445	1,893,896
995	BCP Renaissance Parent LLC, LIBOR 3M + 3.500%(6),(10)	(B+, B1)	10/31/24	5.445	886,794
1,935	Traverse Midstream Partners LLC, LIBOR 1M + 4.000%(10)	(B+, B2)	09/27/24	5.650	1,724,441

					4,505,131

Health Facility (0.4%)
1,143	Western Dental Services, Inc., LIBOR 1M + 5.250%(6),(10)	(B-, B3)	06/30/23	6.895	1,146,193

Health Services (1.8%)
1,489	Athenahealth, Inc., LIBOR 3M + 4.500%(10)	(B, B2)	02/11/26	6.401	1,497,742
897	Carestream Health, Inc., LIBOR 1M + 6.000%(10)	(B, B1)	02/28/21	7.645	884,394
1,444	NVA Holdings, Inc., PRIME + 1.750%(10)	(B, B2)	02/02/25	6.500	1,443,852
998	Sotera Health Holdings LLC, LIBOR 1M + 4.500%(10)	(B, B2)	12/11/26	6.145	1,002,492

					4,828,480

Insurance Brokerage (0.7%)
1,945	Acrisure LLC, LIBOR 3M + 4.250%(10)	(B, B2)	11/22/23	6.195	1,953,006

lnvestments & Misc. Financial Services (0.0%)
215	Ditech Holding Corp., Prime + 7.000%(5),(10)	(NR, NR)	06/30/22	12.000	89,134

Life Insurance (0.2%)
500	Vida Capital, Inc., LIBOR 3M + 6.000%(6),(10)	(B, B2)	10/01/26	7.777	500,000

Machinery (1.8%)
1,223	LTI Holdings, Inc., LIBOR 1M + 6.750%(10)	(CCC+, Caa3)	09/06/26	8.395	995,149
598	LTI Holdings, Inc., LIBOR 1M + 3.500%(10)	(B-, B3)	09/06/25	5.145	551,731
1,000	MW Industries, Inc., LIBOR 3M + 8.000%(6),(8),(10)	(CCC, Caa2)	09/29/25	9.945	950,000
2,475	WireCo WorldGroup, Inc., LIBOR 1M + 9.000%(6),(10)	(B-, Caa2)	09/30/24	10.645	2,252,250

					4,749,130

Medical Products (1.0%)
1,176	ABB Concise Optical Group LLC, LIBOR 1M + 5.000%(10)	(CCC+, B3)	06/15/23	6.703	1,125,729
1,492	Maravai Intermediate Holdings LLC, LIBOR 1M + 4.250%(6),(10)	(B-, B2)	08/01/25	5.938	1,499,906

					2,625,635

Metals & Mining - Excluding Steel (0.5%)
1,292	GrafTech Finance, Inc., LIBOR 1M + 3.500%(6),(10)	(BB-, B1)	02/12/25	5.145	1,287,450

Packaging (0.1%)
500	Strategic Materials, Inc., LIBOR 3M + 7.750%(6),(8),(10)	(CCC-, Caa3)	10/27/25	9.677	327,500

Personal & Household Products (1.5%)
2,722	Comfort Holding LLC, LIBOR 1M + 4.750%(10)	(CCC+, Caa1)	02/05/24	6.395	2,710,584
2,750	Serta Simmons Bedding LLC, LIBOR 1M + 8.000%(10)	(CC, Caa3)	11/08/24	9.660	852,500
489	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(10)	(B-, B2)	11/30/23	5.693	487,939

					4,051,023

Pharmaceuticals (0.6%)
1,513	Akorn, Inc., LIBOR 3M + 10.000%(10)	(B-, Caa1)	04/16/21	11.813	1,463,753

					1,463,753

Recreation & Travel (1.4%)
1,959	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(8),(10)	(CCC+, Caa2)	09/04/26	9.395	1,942,681
1,870	Bulldog Purchaser, Inc., LIBOR 1M + 3.750%(6),(10)	(B+, B2)	09/05/25	5.395	1,854,081

					3,796,762

Software - Services (3.0%)
2,979	Almonde, Inc., LIBOR 3M + 7.250%(10)	(CCC, Caa2)	06/13/25	9.027	2,931,619
750	Aston FinCo Sarl, LIBOR 3M + 4.250%(6),(10)	(B-, B2)	10/09/26	6.128	747,656
2,004	Flexera Software LLC, LIBOR 1M + 7.250%(6),(10)	(CCC+, Caa1)	02/26/26	8.900	2,006,731
1,000	Hyland Software, Inc., LIBOR 1M + 7.000%(10)	(CCC, Caa1)	07/07/25	8.645	1,014,170
618	LDiscovery LLC, LIBOR 3M + 5.875%(10)	(B, B3)	12/09/22	7.775	618,662

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Software - Services
$731	Project Leopard Holdings, Inc., LIBOR 1M + 4.250%(10)	(B, B2)	07/07/23	5.895	$737,220

					8,056,058

Specialty Retail (0.9%)
1,500	Boing U.S. Holdco, Inc., LIBOR 1M + 7.500%(10)	(CCC+, Caa2)	10/03/25	9.184	1,460,625
1,000	Sally Holdings LLC	(BB+, Ba1)	07/05/24	4.500	995,940

					2,456,565

Support - Services (0.8%)
1,241	IG Investment Holdings LLC, LIBOR 1M + 4.000%(10)	(B-, B2)	05/23/25	5.645	1,247,867
1,000	USS Ultimate Holdings, Inc., LIBOR 6M + 7.750%(10)	(CCC+, Caa2)	08/25/25	9.671	978,000

					2,225,867

Telecom - Wireline Integrated & Services (0.4%)
1,125	TVC Albany, Inc., LIBOR 1M + 7.500%(10)	(CCC, Caa2)	07/23/26	9.150	1,116,562

Theaters & Entertainment (1.7%)
2,158	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(6),(10)	(B-, B2)	07/03/26	6.150	2,171,941
2,425	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(10)	(B, B2)	05/18/25	4.400	2,418,654

					4,590,595

TOTAL BANK LOANS (Cost $89,398,131)					84,812,049

ASSET BACKED SECURITIES (1.5%)
Collateralized Debt Obligations (1.5%)
1,500	Anchorage Credit Opportunities CLO 1 Ltd., 2019-1A, Rule 144A, LIBOR 3M + 7.550%(1),(10),(11)	(BB-, NR)	01/20/32	0.000	1,386,404
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230%(1),(10)	(BB-, NR)	10/20/32	9.148	1,012,845
1,500	Symphony Credit Opportunities Fund Ltd., 2015-2A, Rule 144A, LIBOR 3M + 3.060%(1),(10)	(NR, Baa3)	07/15/28	4.891	1,501,236

TOTAL ASSET BACKED SECURITIES (Cost $3,891,166)					3,900,485

Number of Shares

COMMON STOCKS (1.8%)
Auto Parts & Equipment (0.9%)
109,693	UCI International, Inc.(6),(7),(8),(12)				2,495,516

Building & Construction (0.0%)
10	White Forest Resources, Inc.(6),(7),(8),(12)				—

Chemicals (0.3%)
4,893	Huntsman Corp.(8)				100,600
5,400	Project Investor Holdings LLC(6),(7),(8),(12)				54
89,998	Proppants Holdings LLC(6),(7),(8),(12)				747,883

					848,537

Energy - Exploration & Production (0.5%)
777,123	Independence Contract Drilling, Inc.(12)				545,851
111,570	PES Energy, Inc.(8),(12)				13,947
32,848	Talos Energy, Inc.(12)				720,685

					1,280,483

Support - Services (0.1%)
2,100	LTR Holdings LLC(6),(7),(8),(12)				295,449
865	Sprint Industrial Holdings LLC, Class G(6),(7),(8),(12)				—
78	Sprint Industrial Holdings LLC, Class H(6),(7),(8),(12)				—
192	Sprint Industrial Holdings LLC, Class I(6),(7),(8),(12)				2

					295,451

Theaters & Entertainment (0.0%)
45	NEG Holdings LLC, Litigation Trust Units(6),(7),(8),(12)				—

TOTAL COMMON STOCKS (Cost $7,697,032)					4,919,987

Number of Shares		Value

WARRANT (0.0%)
Chemicals (0.0%)
22,499	Project Investor Holdings LLC, expires 02/20/2022(6),(7),(8),(12) (Cost $11,699)	$—

SHORT-TERM INVESTMENTS (2.3%)
6,171,950	State Street Navigator Securities Lending Government Money Market Portfolio, 1.77%(13) (Cost $6,171,950)	6,171,950

TOTAL INVESTMENTS AT VALUE (131.9%) (Cost $359,278,194)		352,359,611

LIABILITIES IN EXCESS OF OTHER ASSETS (-31.9%)		(85,298,168)

NET ASSETS (100.0%)		$267,061,443

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, these securities amounted to a value of $217,126,818 or 81.3% of net assets.

(2)	Security or portion thereof is out on loan.
(3)	This security is denominated in British Pound.
(4)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(5)	Bond is currently in default.
(6)	Security is valued using significant unobservable inputs.
(7)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(8)	Illiquid security (unaudited).
(9)	This security is denominated in Euro.
(10)	Variable rate obligation—The interest rate shown is the rate in effect as of January 31, 2020.
(11)	Zero coupon security.
(12)	Non-income producing security.
(13)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2020.

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
GBP	5,408	USD	7,127	10/13/20	Barclays Bank PLC	$7,127	$7,176	$49
USD	147,607	EUR	130,746	10/13/20	Deutsche Bank AG	(147,607)	(147,052)	555
USD	3,452,811	EUR	3,072,989	10/13/20	Morgan Stanley	(3,452,811)	(3,456,229)	(3,418)
USD	1,334,381	GBP	1,080,182	10/13/20	Morgan Stanley	(1,334,381)	(1,433,195)	(98,814)

								$(101,628)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1–quoted prices in active markets for identical investments
•	Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$252,551,473	$3,667		$252,555,140
Bank Loans	—	64,740,324	20,071,725		84,812,049
Asset Backed Securities	—	3,900,485	—		3,900,485
Common Stocks	1,367,136	13,947	3,538,904		4,919,987
Warrants	—	—	0	(1)	0	(1)
Short-term Investment	—	6,171,950	—		6,171,950

	$1,367,136	$327,378,179	$23,614,296		$352,359,611

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$604	$—		$604

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$102,232	$—		$102,232

(1)	Includes zero valued securities.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2020 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2019	$3,667	$16,330,150	$3,699,110	$0	(1)	$20,032,927
Accrued discounts (premiums)	—	9,734	—	—		9,734
Purchases	—	4,081,031	—	—		4,081,031
Sales	—	(3,737,926)	—	—		(3,737,926)
Realized gain (loss)	—	6,171	—	—		6,171
Change in unrealized appreciation (depreciation)	—	217,729	(160,206)	—		57,523
Transfers into Level 3	—	5,876,086	—	—		5,876,086
Transfers out of Level 3	—	(2,711,250)	—	—		(2,711,250)

Balance as of January 31, 2019	$3,667	$20,071,725	$3,538,904	$0	(1)	$23,614,296

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2019	$—	$166,744	$(160,206)	$—		$6,538

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 01/31/2020	Valuation Techniques	Unobservable Input	Range (Weighted Average)*
Corporate Bonds	$3,667	Income Approach	Expected remaining distribution	$0.01 (N/A)
Bank Loans	$20,071,725	Vendor Pricing	Single Broker Quote	$0.66 – $1.01 ($0.97)
Common Stocks	$2,495,516	Vendor Pricing	Single Broker Quote	$22.75 (N/A)
	$1,043,386	Market Approach	EBITDA Multiples	2.4 – 7.7 (7.1)
	$2	Income Approach	Expected remaining distribution	$0.00 – $0.01 ($0.01)
Warrants	$0	Market Approach	EBITDA Multiples	7.7 (N/A)

*	Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2020, $5,876,086 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $2,711,250 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.